Fair Value Measurement:	12 Months Ended
Dec. 31, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement:
(9)	Fair Value Measurement:

ASC Topic 820, Fair Value Measurements and Disclosures establishes a fair value hierarchy which requires an entity to maximize the use of observable input and minimize the use of unobservable inputs when measuring fair value. Although ASC 820 provides for fair value accounting, the Company did not elect the fair value option for any financial instrument not presently required to be accounted for at fair value.

HopFed Bancorp has developed a process for determining fair values. Fair value is based upon quoted market prices, where available. If listed prices or quotes are not available, fair value is based upon internally developed models or processes that use primarily market based or based on third party market data, including interest rate yield curves, option volatilities and other third party information. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies, or assumptions, to determine the fair value of certain financials instruments could result in a different estimate of fair value at the reporting date.

ASC 820 establishes a three-level valuation hierarchy for disclosure of fair value measurement. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

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Level 1 is for assets and liabilities that management has obtained quoted prices (unadjusted for transaction cost) or identical assets or liabilities in active markets that the Company has the ability to access as of the measurement date.

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Level 2 is for assets and liabilities in which significant unobservable inputs other than Level 1 prices such as quoted prices for similar assets and liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

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Level 3 is for assets and liabilities in which significant unobservable inputs that reflect a reporting entity's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value of securities available for sale are determined by a matrix pricing, which is a mathematical technique what is widely used in the industry to value debt securities without relying exclusively on quoted prices for the individual securities in the Company's portfolio but relying on the securities relationship to other benchmark quoted securities. Impaired loans are valued at the net present value of expected payments and considering the fair value of any assigned collateral.

The fair value of bank owned life insurance is determined by reducing the annual stated dividend payments of each insurance company by the annual cost of life insurance provided. The Company has certain liabilities carried at fair value including interest rate swap agreements. The fair value of these liabilities is based on information obtained from a third party bank and is reflected within level 2 of the valuation hierarchy.

The Company determines the fair value of impaired loans and other real estate owned by obtaining an appraisal on an annual basis on all properties. Management reduces the appraised values by the estimated cost to carry and sell the properties.

Assets and Liabilities Measured on a Recurring Basis

The assets and liabilities measured at fair value on a recurring basis are summarized below:

December 31, 2011 Description	Total carrying value in the consolidated balance sheet at December 31, 2011	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available for sale securities	$383,782	—	382,789	993
Bank owned life insurance	9,135	—	9,135	—
Liabilities
Interest rate swap	1,297	—	1,297	—

December 31, 2010 Description	Total carrying value in the consolidated balance sheet at December 31, 2010	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available for sale securities	$357,738	—	356,461	1,277
Bank owned life insurance	8,819	—	8,819	—
Liabilities
Interest rate swap	1,088	—	1,088	—

The assets and liabilities measured at fair value on a non-recurring basis are summarized below:

December 31, 2011 Description	Total carrying value in the consolidated balance sheet at December 31, 2011	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Other real estate owned	$2,258	—	—	2,258
Other assets owned	9	—	—	9
Impaired loans, net of reserve of $4,080	45,180	—	—	45,180

December 31, 2010 Description	Total carrying value in the consolidated balance sheet at 12/31/2010	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Other real estate owned	$9,806	—	—	9,806
Other assets owned	6	—	—	6
Impaired loans, net of reserve of $4,286	54,325	—	—	54,325

Change in level 3 fair value measurements

The table below includes a roll-forward of the balance sheet items for the years ended December 31, 2011 and 2010, (including the change in fair value) for assets and liabilities classified by HopFed Bancorp, Inc. within level 3 of the valuation hierarchy for assets and liabilities measured at fair value on a recurring basis. When a determination is made to classify a financial instrument within level 3 of the valuation hierarchy, the determination is based upon the significance of the unobservable factors to the overall fair value measurement. However, since level 3 financial instruments typically include, in addition to the unobservable or level 3 components, observable components (that is components that are actively quoted and can be validated to external sources), the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology.

	Year ended December 31,
	2011		2010
	Other Assets	Other Liabilities	Other Assets	Other Liabilities
Fair value, December 31,	$1,277	—	$1,426	—
Change in unrealized gains (losses) included in other comprehensive income for assets and liabilities still held at December 31,	(284)	—	(149)	—
Purchases, issuances and settlements, net	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—

Fair value, December 31,	$993	—	$1,277	—

The estimated fair values of financial instruments were as follows at December 31, 2011:

	Carrying Amount	Estimated Fair Value
Financial Assets:
Cash and due from banks	$44,389	44,389
Interest-earning deposits in the Federal Home Loan Bank	4,371	4,371
Federal Home Loan Bank stock	4,428	4,428
Securities available for sale	383,782	383,782
Loans receivable	556,360	585,734
Accrued interest receivable	6,183	6,183
Bank owned life insurance	9,135	9,135
Financial liabilities:
Deposits	800,095	811,415
Advances from Federal Home Loan Bank	63,319	69,206
Repurchase agreements	43,080	44,969
Subordinated debentures	10,310	10,099
Advances from borrowers for taxes and insurance	153	153
Market value of interest rate swap	1,297	1,297
Accrued interest payable	3,907	3,907
Off-balance-sheet liabilities:
Commitments to extend credit	—	—
Commercial letters of credit	—	—

The estimated fair values of financial instruments were as follows at December 31, 2010:

	Carrying Amount	Estimated Fair Value
Financial Assets:
Cash and due from banks	$54,042	54,042
Interest-earning deposits in the Federal Home Loan Bank	6,942	6,942
Federal Home Loan Bank stock	4,378	4,378
Securities available for sale	357,738	357,738
Loans receivable	600,215	612,694
Accrued interest receivable	6,670	6,670
Bank owned life insurance	8,819	8,819
Financial liabilities:
Deposits	826,929	835,465
Advances from Federal Home Loan Bank	81,905	85,209
Repurchase agreements	45,110	46,273
Subordinated debentures	10,310	10,092
Advances from borrowers for taxes and insurance	239	239
Market value of interest rate swap	1,088	1,088
Accrued interest payable	5,566	5,566
Off-balance-sheet liabilities:
Commitments to extend credit	—	—
Commercial letters of credit	—	—

Non-Financial Assets and Non-Financial Liabilities:

The Company has no non-financial assets or non-financial liabilities measured at fair value on a recurring basis. Certain non-financial assets measured at fair value on a non-recurring basis include foreclosed assets (upon initial recognition or subsequent impairment), non-financial assets and non-financial liabilities measured at fair value in the second step of a goodwill impairment test, and intangible assets and other non-financial long-lived assets measured at fair value for impairment assessment. Non-financial assets measured at fair value on a non-recurring basis during the reported periods include certain foreclosed assets which, upon initial recognition, were re-measured and reported at fair value through a charge-off to the allowance for loan losses and certain foreclosed assets which, subsequent to their initial recognition, were re-measured at fair value through a write-down included in other non-interest expense. The fair value of a foreclosed asset is estimated using Level 2 inputs based on observable market data or Level 3 inputs based on customized discounting criteria. During the reported periods, all fair value measurements for foreclosed assets utilized Level 2 inputs.

The following table presents foreclosed assets that were re-measured and reported at fair value:

	2011	2010	2009
Beginning balance	$9,812	1,883	875
Foreclosed assets measured at initial recognition:
Carrying value of foreclosed assets prior to acquisition	4,591	15,848	2,614
Charge-offs recognized in the allowance for loan loss	(843)	(4,343)	(704)
Proceeds from sale of foreclosed assets	(9,590)	(3,897)	(902)
Gains (losses) on REO included in non-interest expense	(1,703)	321	—

Fair value	$2,267	9,812	1,883